Disposals of businesses and deconsolidation of subsidiaries - Deconsolidation of Seadrill Partners Narrative (Details) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) ownership_interest class_of_membership_interest	Dec. 02, 2015	Jun. 19, 2015	Dec. 31, 2014 USD ($)	Nov. 04, 2014	Jul. 21, 2014	Mar. 21, 2014	Jan. 02, 2014 shares	Dec. 13, 2013	Oct. 31, 2013	Oct. 18, 2013	Oct. 24, 2012
Subsidiary, Sale of Stock [Line Items]
Investment owned, ownership percentage			23.00%
Non-economic ownership interest, percentage		0.00%
Investment in associated companies		$ 2,590			$ 2,898
Number of ownership interests | ownership_interest		4
Seadrill Operating LP
Subsidiary, Sale of Stock [Line Items]
Ownership interest, percentage				42.00%			42.00%		70.00%
Seadrill Partners LLC
Subsidiary, Sale of Stock [Line Items]
Investment owned, ownership percentage		28.60%			28.60%
Investment in associated companies		$ 2,809
Seadrill Capricorn Holdings LLC
Subsidiary, Sale of Stock [Line Items]
Ownership interest, percentage						49.00%		49.00%	49.00%
Number of classes of membership interest | class_of_membership_interest		1
SFL Deepwater Ltd
Subsidiary, Sale of Stock [Line Items]
Ownership interest, percentage									39.00%
Seadrill Mobile Units (Nigeria) Ltd
Subsidiary, Sale of Stock [Line Items]
Ownership interest, percentage									39.00%
Seadrill Partners LLC
Subsidiary, Sale of Stock [Line Items]
Ownership interest prior to disposal					62.35%					62.35%	77.47%	77.47%	75.67%
Seadrill UK Ltd
Subsidiary, Sale of Stock [Line Items]
Ownership interest prior to disposal									100.00%
Seadrill Mobile Units (Nigeria) Ltd
Subsidiary, Sale of Stock [Line Items]
Ownership interest, percentage		39.00%							39.00%
SFL Deepwater Ltd
Subsidiary, Sale of Stock [Line Items]
Ownership interest, percentage		39.00%							39.00%
Common Unit | Seadrill Partners LLC
Subsidiary, Sale of Stock [Line Items]
Common units issued to the Company | shares									21.5
Investment owned, ownership percentage									48.30%
Subordinated Units | Seadrill Partners LLC
Subsidiary, Sale of Stock [Line Items]
Common units issued to the Company | shares									16.5
Ownership interest, percentage		18.00%							100.00%
Investment in associated companies		$ 293			$ 412
Incentive Distribution Rights | Seadrill Partners LLC
Subsidiary, Sale of Stock [Line Items]
Investment owned, ownership percentage									100.00%
Non-economic ownership interest, percentage		0.00%
Investment in associated companies	[1]	$ 137			$ 244

[1]	The Seadrill Partners - Seadrill Member Interest and Incentive Distribution Rights (“IDR’s”) are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11 for more information.